Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Equity awards are made by the Human Resources Committee generally only on dates that the Committee meets. Committee meetings are normally scheduled well in advance and are not scheduled with an eye to announcements of material nonpublic information. From time to time, awards are also made in connection with the appointment of an executive officer or director. The Committee may consider material nonpublic information to ensure that awards are granted in compliance with applicable laws and regulations. The Committee sometimes makes an award with an effective date in the future, which may be contingent or designed to take effect after the announcement of material nonpublic information. We do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. The Committee may make an award by unanimous written consent if the proposed award has previously been reviewed by the Committee.
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Committee may consider material nonpublic information to ensure that awards are granted in compliance with applicable laws and regulations. The Committee sometimes makes an award with an effective date in the future, which may be contingent or designed to take effect after the announcement of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false